Investment in joint ventures and associates - Summary of Investment in Material Joint Venture (Details) - Rombo Cía. Financiera S.A. - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of most significant investments in associates [Line Items]
Total assets	$ 328,725,029	$ 123,943,688
Total liabilities	272,610,579	89,879,765
Equity	56,114,450	34,063,923
Gain / (Losses)	$ 22,049,686	$ 12,025,155